Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Investments with Carrying Value

As of December 31, 2012 and 2013, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2012	2013	2012	2013
			US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	2.1%	104	104
Vastview Technology, Corp. (Vastview)	3.9%	2.9%	74	29

			178	133